PROPERTY, PLANT AND EQUIPMENT AND OPERATING LEASES	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT AND OPERATING LEASES
NOTE 6. PROPERTY, PLANT AND EQUIPMENT AND OPERATING LEASES

	Depreciable lives	Original Cost		Net Carrying Value
December 31	(in years)	2022	2021	2022	2021
Land and improvements	8	$472	$509	$461	$500
Buildings, structures and related equipment	8 - 40	6,024	6,380	2,703	2,921
Machinery and equipment	4 - 20	18,577	18,522	6,163	6,649
Leasehold costs and manufacturing plant under construction	1 - 10	1,568	1,555	1,012	994
ROU operating lease assets				1,854	2,263
Property, plant and equipment - net		$26,641	$26,966	$12,192	$13,326

In the first quarter of 2022, we signed a non-binding memorandum of understanding for GE Steam Power to sell a portion of its business to EDF, which resulted in a reclassification of that business to held for sale. As a result, we recognized a non-cash pre-tax impairment charge of $59 million related to property, plant and equipment at our remaining Steam business within our Power segment. This charge was recorded by Corporate in Selling, general, and administrative expenses in our consolidated Statement of Earnings (Loss).

Operating Lease Liabilities. Our consolidated operating lease liabilities, included in All other liabilities in our Statement of Financial Position, was $2,089 million and $2,496 million, as of December 31, 2022 and 2021, respectively. Substantially all of our operating leases have remaining lease terms of 14 years or less, some of which may include options to extend.

OPERATING LEASE EXPENSE	2022	2021	2020
Long-term (fixed)	$646	$644	$686
Long-term (variable)	66	56	80
Short-term	150	188	203
Total operating lease expense	$863	$888	$969

MATURITY OF LEASE LIABILITIES	2023	2024	2025	2026	2027	Thereafter	Total
Undiscounted lease payments	$579	$485	$340	$252	$187	$571	$2,415
Less: imputed interest							(326)
Total lease liability as of December 31, 2022							$2,089

SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES	2022	2021	2020
Operating cash flows used for operating leases	$682	$719	$711
Right-of-use assets obtained in exchange for new lease liabilities	447	513	436
Weighted-average remaining lease term	5.7 years	7.5 years	6.9 years
Weighted-average discount rate	3.4%	4.2%	4.7%